Other Receivables	12 Months Ended
Dec. 31, 2024
Other Receivables [Abstract]
Other receivables

23. Other receivables

Other receivables are as follows:

	At December 31,	At December 31,
	2024	2023
	(EUR thousand)
Advances to suppliers	5,833	10,107
Accrued income and prepayments	12,059	10,881
VAT receivables	27,772	19,803
Other receivables	7,515	3,109
Total other receivables	53,179	43,900

The increase in the other receivables substantially relates to a grant resulting from an investment tax credit which the Group intends and has the ability to sell to a third party. Such receivable, amounting to EUR 6,165 thousand at December 31, 2024, is expected to be collected in 2025.